Inventories	12 Months Ended
Mar. 30, 2013
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

Inventories are summarized as follows:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Raw materials	$3,609	$5,134
Work in progress	426	1,233
Retail inventories and manufactured finished goods	132,976	137,108

	$137,011	$143,475

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 27, 2010	$4,890
Additional charges	1,535
Deductions	(1,339)

Balance March 26, 2011	5,086
Additional charges	2,462
Deductions	(2,868)

Balance March 31, 2012	4,680
Additional charges	1,327
Deductions	(2,408)

Balance March 30, 2013	$3,599